Issued Capital and Reserves - Additional Information (Detail) - RUB (₽) ₽ / shares in Units, ₽ in Thousands						12 Months Ended
	Jun. 28, 2019	Jun. 14, 2019	Jun. 29, 2018	Jun. 30, 2017	Jan. 01, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Percentage of withholding tax dividends for residents						13.00%
Percentage of withholding tax dividends for non residents						15.00%
Percentage of withholding tax rate for intercompany dividends					0.00%
Description of withholding tax rate on intercompany dividend						Effective January 1, 2008, intercompany dividends may be subject to a withholding tax of 0% (if at the date of dividends declaration, the dividend-recipient Russian company held a controlling (over 50%) interest in the share capital of the company (Russian or foreign) of the dividend payer for a period over one year and the residence of the dividend distribution foreign company is not included into the Ministry of Finance offshore list. Herewith 0% tax rate is not applicable to the income received by foreign entities that are recognized as Russian residents in accordance with the Russian Tax Code.
Dividends declared to non-controlling interest								₽ 359,000
Dividends declared to shareholders of Mechel PAO						₽ 1,516,000	₽ 1,387,000	856,000
Dividends declared to shareholders of Mechel PAO, per preferred share	₽ 18.21		₽ 16.66	₽ 10.28
Carrying value of acquisition of non-controlling interests								₽ (3,358,000)
Reacquisition of own shares value						63,000
Sale of preferred shares kept as stock value						63,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of controlling interest in the share capital of the company (Russian or foreign) of the dividend payer					50.00%
Subsidiary one [member]
Disclosure of classes of share capital [line items]
Percentage of non-controlling interests acquired								2.53%
Subsidiary two [member]
Disclosure of classes of share capital [line items]
Percentage of non-controlling interests acquired								0.21%
Equity attributable to shareholders of Mechel PAO [member]
Disclosure of classes of share capital [line items]
Dividends declared to shareholders of Mechel PAO	₽ 1,516,000		₽ 1,387,000	₽ 856,000		1,516,000	₽ 1,387,000	₽ 856,000
Carrying value of acquisition of non-controlling interests								(3,948,000)
Reacquisition of own shares value						63,000
Sale of preferred shares kept as stock value						₽ 63,000
Non-controlling interest [member]
Disclosure of classes of share capital [line items]
Dividends declared to non-controlling interest		₽ 30	₽ 56	₽ 359,000				359,000
Carrying value of acquisition of non-controlling interests								₽ 590,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued						(1,018,996)
Number of shares outstanding						1,018,996	0
Reacquisition of own shares						1,018,996
Reacquisition of own shares value						₽ 63,000
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares						416,270,745
Nominal value of shares						₽ 10
Number of additional common shares authorized to issue						81,698,341
Preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares						138,756,915
Nominal value of shares						₽ 10
Percentage of preferred shares in share capital						25.00%
Percentage of dividend yield paid per one preferred share						20.00%
Number of shares issued						138,756,915
Number of shares outstanding						83,963,279	83,254,149
Number of treasury shares						54,793,636	55,502,766
Preferred shares [member] | Equity attributable to shareholders of Mechel PAO [member]
Disclosure of classes of share capital [line items]
Sale of preferred shares kept as stock shares						709,130
Sale of preferred shares kept as stock value						₽ 63,000